Income Tax (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Calculation of Income Tax Expense Accrued

The calculation of the income tax expense accrued for the years ended December 31, 2017, 2016 and 2015 is as follows:

	2017	2016	2015
Current income tax	(605)	(734)	517
Deferred income tax	4,574	2,159	(25,154)

	3,969	1,425	(24,637)

Summary of Reconciliation between the Charge to Income for Income Tax and the One that would Result from Applying the Prevailing Tax Rate on Net Income Before Income Tax Arising from the Consolidated Statements of Comprehensive Income

The reconciliation between the charge to income for income tax for the years ended December 31, 2017, 2016 and 2015 and the one that would result from applying the prevailing tax rate on net income before income tax arising from the consolidated statements of comprehensive income for each year is as follows:

	2017	2016	2015
Net income before income tax	8,703	(29,804)	29,063
Statutory tax rate	35%	35%	35%

Statutory tax rate applied to net income before income tax	(3,046)	10,431	(10,172)
Effect of the valuation of property, plant and equipment and intangible assets measured in functional currency	(18,185)	(19,543)	(31,200)
Exchange differences	12,318	12,237	19,164
Effect of the valuation of inventories	(1,558)	(1,819)	(2,412)
Income on investments in associates and joint ventures	500	206	111
Effect by change of tax rate(1)	13,892	—	—
Miscellaneous	48	(87)	(128	)(2)

Income tax expense	3,969	1,425	(24,637)

(1)	Contemplates the recovery of the deferred income tax decrease. See Notes 2.b.15 and 30.l.
(2)	Includes 301 of tax loss carryforwards originated during previous years

Summary of Breakdown of Deferred Tax

Breakdown of deferred tax as of December 31, 2017, 2016 and 2015 is as follows:

	2017	2016	2015
Deferred tax assets
Provisions and other non-deductible liabilities	1,861	3,607	3,093
Tax losses carryforward and other tax credits	6,484	3,837	3,236
Miscellaneous	99	82	83

Total deferred tax assets	8,444	7,526	6,412

Deferred tax liabilities
Property, plant and equipment	(43,931)	(45,579)	(45,393)
Miscellaneous	(1,570)	(3,848)	(4,877)

Total deferred tax liabilities	(45,501)	(49,427)	(50,270)

Total Net deferred tax	(37,057)	(41,901)	(43,858)

Summary of Tax Loss Carryforwards at Statutory Tax Rate

As of December 31, 2017, Group’s tax loss carryforwards at the expected recovery rate were as follows:

Date of generation	Date of expiration	Jurisdiction	Amount
2013	2018	Argentina	65
2014	2019	Argentina	306
2015	2020	Argentina	2,698
2016	2021	Argentina	782
2017	2022	Argentina	2,633

			6,484